15. Provisions for legal proceedings (Details 1) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Provisions For Legal Proceedings
Opening Balance	$ 3,113	$ 2,089
Additions, net of reversals	65	1,290
Use of provision	(428)	(5,332)
Accruals and charges	109	233
Transfer to assets held for sale		313
Others	27	22
Cumulative translation adjustment	(797)	(216)
Closing Balance	$ 2,089	$ 3,113